20A. Future Minimum rental receivable (Details) (ZHEJIANG JIAHUAN, CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG JIAHUAN
Within 1 year	680	680
After 1 year but within 5 years	2,250	2,930
After 5 years
Total	2,930	3,610